Financial Instruments (Details) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Foreign currency forwards contracts liabilities [Member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of financial instrument [Line Items]
Financial lliabilities, Carrying Amount	$ 106,597	$ 896,998
Financial liabilities, Fair Value	106,597	896,998
Interest rate swap contracts liability [Member] | Derivatives financial liabilities for hedging [Member]
Disclosure of financial instrument [Line Items]
Financial lliabilities, Carrying Amount	0	3,540
Financial liabilities, Fair Value	0	3,540
Financial liabilities measured at amortized cost [Member] | Guarantee deposits received [Member]
Disclosure of financial instrument [Line Items]
Financial lliabilities, Carrying Amount	838,482	838,263
Financial liabilities, Fair Value	838,482	838,263
Financial liabilities measured at amortized cost [Member] | Long-term borrowings (including current installments) [Member]
Disclosure of financial instrument [Line Items]
Financial lliabilities, Carrying Amount	110,608,010	124,262,620
Financial liabilities, Fair Value	110,608,010	124,262,620
Foreign currency forward contracts [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of financial instrument [Line Items]
Financial assets, Carrying Amount	70,366	65,669
Financial assets, Fair Value	70,366	65,669
Available-for-sale financial assets - noncurrent [Member]
Disclosure of financial instrument [Line Items]
Financial assets, Carrying Amount	4,348,134	3,030,278
Financial assets, Fair Value	4,348,134	3,030,278
Long term receivables [Member] | Loans and receivables [member]
Disclosure of financial instrument [Line Items]
Financial assets, Carrying Amount	1,790,400	1,974,271
Financial assets, Fair Value	1,790,400	1,974,271
Refundable deposits [Member] | Loans and receivables [member]
Disclosure of financial instrument [Line Items]
Financial assets, Carrying Amount	515,148	133,221
Financial assets, Fair Value	$ 515,148	$ 133,221